Revenue and Other Income - Schedule of other income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income [Line Items]
Bank interest income	$ 67,783	$ 1,115,839	$ 7,681
Interest income from the immediate holding company (Note 28(a)(iv)) (Note 28(b)(i))	101,159,079	17,562,104
Other income from a fellow subsidiary (Note 26(b)(iv))			3,666,040
Government grants	3,061,665
Others	7,578,941	3,412,325	11,719,054
Total other income	$ 111,867,468	$ 22,090,268	$ 15,392,775